Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Putnam Target Date Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001295293
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PRRMX
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2019
Prospectus Date	rr_ProspectusDate	Nov. 30, 2019
Putnam RetirementReady 2060 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 69%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 13.87% Best calendar quarter Q4 2017 5.48% Worst calendar quarter Q4 2018 −13.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2060 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	6.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,718
Annual Return 2016	rr_AnnualReturn2016	6.84%
Annual Return 2017	rr_AnnualReturn2017	20.58%
Annual Return 2018	rr_AnnualReturn2018	(9.80%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	6.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.87%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,853
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,853
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	6.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.87%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,052
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	6.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.18%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(9.55%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015	[5]
Putnam RetirementReady 2060 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.87%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.13%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Putnam RetirementReady 2055 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 13.83% Best calendar quarter Q1 2012 12.51% Worst calendar quarter Q3 2011 −17.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2055 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,216
Annual Return 2011	rr_AnnualReturn2011	(5.26%)
Annual Return 2012	rr_AnnualReturn2012	16.11%
Annual Return 2013	rr_AnnualReturn2013	26.50%
Annual Return 2014	rr_AnnualReturn2014	9.19%
Annual Return 2015	rr_AnnualReturn2015	(0.49%)
Annual Return 2016	rr_AnnualReturn2016	6.77%
Annual Return 2017	rr_AnnualReturn2017	20.44%
Annual Return 2018	rr_AnnualReturn2018	(9.76%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.95%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.73%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.10%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,350
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.34%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,540
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,540
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.24%)
5 Years	rr_AverageAnnualReturnYear05	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,014
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.99%)
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2055 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,323
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(9.46%)	[5]
5 Years	rr_AverageAnnualReturnYear05	5.07%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010	[5]
Putnam RetirementReady 2055 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,460
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.54%)
5 Years	rr_AverageAnnualReturnYear05	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Putnam RetirementReady 2050 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 35%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 13.75% Best calendar quarter Q2 2009 20.02% Worst calendar quarter Q3 2011 −16.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2050 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2050 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2050 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,920
Annual Return 2009	rr_AnnualReturn2009	31.02%
Annual Return 2010	rr_AnnualReturn2010	13.82%
Annual Return 2011	rr_AnnualReturn2011	(4.10%)
Annual Return 2012	rr_AnnualReturn2012	16.06%
Annual Return 2013	rr_AnnualReturn2013	26.18%
Annual Return 2014	rr_AnnualReturn2014	9.09%
Annual Return 2015	rr_AnnualReturn2015	(0.50%)
Annual Return 2016	rr_AnnualReturn2016	6.81%
Annual Return 2017	rr_AnnualReturn2017	19.91%
Annual Return 2018	rr_AnnualReturn2018	(9.61%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.81%)
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	9.51%
Putnam RetirementReady 2050 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.64%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Putnam RetirementReady 2050 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.00%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Putnam RetirementReady 2050 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,055
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,055
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.18%)
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Putnam RetirementReady 2050 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,250
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,250
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.05%)
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	9.34%
Putnam RetirementReady 2050 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,709
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.81%)
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	9.89%
Putnam RetirementReady 2050 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	454
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,032
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(9.29%)	[5]
5 Years	rr_AverageAnnualReturnYear05	4.99%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.46%	[5]
Putnam RetirementReady 2050 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,138
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.37%)
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	10.43%
Putnam RetirementReady 2045 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 13.46% Best calendar quarter Q2 2009 19.73% Worst calendar quarter Q3 2011 −16.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2045 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2045 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2045 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,932
Annual Return 2009	rr_AnnualReturn2009	31.13%
Annual Return 2010	rr_AnnualReturn2010	13.75%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Annual Return 2012	rr_AnnualReturn2012	15.96%
Annual Return 2013	rr_AnnualReturn2013	25.11%
Annual Return 2014	rr_AnnualReturn2014	8.84%
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	6.87%
Annual Return 2017	rr_AnnualReturn2017	19.26%
Annual Return 2018	rr_AnnualReturn2018	(9.34%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.55%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	9.37%
Putnam RetirementReady 2045 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.46%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Putnam RetirementReady 2045 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.96%)
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Putnam RetirementReady 2045 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,236
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,066
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	596
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,066
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.90%)
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	9.36%
Putnam RetirementReady 2045 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,261
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	596
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,261
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.77%)
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	9.20%
Putnam RetirementReady 2045 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,721
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.53%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	9.75%
Putnam RetirementReady 2045 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,033
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(9.01%)	[5]
5 Years	rr_AverageAnnualReturnYear05	4.91%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.33%	[5]
Putnam RetirementReady 2045 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,151
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.09%)
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	10.30%
Putnam RetirementReady 2040 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 28%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 12.92% Best calendar quarter Q2 2009 19.41% Worst calendar quarter Q3 2011 −15.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2040 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2040 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2040 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,820
Annual Return 2009	rr_AnnualReturn2009	31.84%
Annual Return 2010	rr_AnnualReturn2010	13.65%
Annual Return 2011	rr_AnnualReturn2011	(3.90%)
Annual Return 2012	rr_AnnualReturn2012	15.72%
Annual Return 2013	rr_AnnualReturn2013	23.75%
Annual Return 2014	rr_AnnualReturn2014	8.54%
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	6.73%
Annual Return 2017	rr_AnnualReturn2017	17.95%
Annual Return 2018	rr_AnnualReturn2018	(8.78%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.03%)
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	9.19%
Putnam RetirementReady 2040 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.38%)
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Putnam RetirementReady 2040 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.00%)
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Putnam RetirementReady 2040 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	570
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	987
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,955
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.51%)
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	9.19%
Putnam RetirementReady 2040 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	570
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	987
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,151
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	570
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	987
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,151
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.25%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	9.02%
Putnam RetirementReady 2040 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,605
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.00%)
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Putnam RetirementReady 2040 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 934
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(8.47%)	[5]
5 Years	rr_AverageAnnualReturnYear05	4.70%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.14%	[5]
Putnam RetirementReady 2040 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,029
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.56%)
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	10.12%
Putnam RetirementReady 2035 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 44%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 12.08% Best calendar quarter Q2 2009 19.13% Worst calendar quarter Q3 2011 −14.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.94%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2035 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2035 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2035 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,818
Annual Return 2009	rr_AnnualReturn2009	32.60%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(3.72%)
Annual Return 2012	rr_AnnualReturn2012	15.08%
Annual Return 2013	rr_AnnualReturn2013	21.16%
Annual Return 2014	rr_AnnualReturn2014	8.07%
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	6.29%
Annual Return 2017	rr_AnnualReturn2017	15.85%
Annual Return 2018	rr_AnnualReturn2018	(7.80%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.10%)
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	8.77%
Putnam RetirementReady 2035 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.44%)
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Putnam RetirementReady 2035 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.68%)
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Putnam RetirementReady 2035 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,953
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,953
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(12.58%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	8.77%
Putnam RetirementReady 2035 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,150
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,150
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.29%)
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Putnam RetirementReady 2035 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,603
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.03%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	9.15%
Putnam RetirementReady 2035 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 920
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(7.47%)	[5]
5 Years	rr_AverageAnnualReturnYear05	4.38%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[5]
Putnam RetirementReady 2035 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,027
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	9.69%
Putnam RetirementReady 2030 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 31%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 11.11% Best calendar quarter Q2 2009 18.80% Worst calendar quarter Q3 2011 −13.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.27%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2030 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2030 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2030 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,744
Annual Return 2009	rr_AnnualReturn2009	33.08%
Annual Return 2010	rr_AnnualReturn2010	12.44%
Annual Return 2011	rr_AnnualReturn2011	(3.12%)
Annual Return 2012	rr_AnnualReturn2012	13.79%
Annual Return 2013	rr_AnnualReturn2013	17.87%
Annual Return 2014	rr_AnnualReturn2014	7.66%
Annual Return 2015	rr_AnnualReturn2015	(0.46%)
Annual Return 2016	rr_AnnualReturn2016	5.43%
Annual Return 2017	rr_AnnualReturn2017	13.22%
Annual Return 2018	rr_AnnualReturn2018	(6.50%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Putnam RetirementReady 2030 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.87%)
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Putnam RetirementReady 2030 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Putnam RetirementReady 2030 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,879
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	549
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	952
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,879
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.46%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	8.15%
Putnam RetirementReady 2030 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,077
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	549
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	952
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,077
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.05%)
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Putnam RetirementReady 2030 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	689
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,527
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.73%)
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	8.54%
Putnam RetirementReady 2030 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 851
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(6.19%)	[5]
5 Years	rr_AverageAnnualReturnYear05	3.94%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.10%	[5]
Putnam RetirementReady 2030 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 947
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Putnam RetirementReady 2025 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 44%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 9.95% Best calendar quarter Q2 2009 17.52% Worst calendar quarter Q3 2011 −10.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2025 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2025 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2025 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	881
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,775
Annual Return 2009	rr_AnnualReturn2009	31.86%
Annual Return 2010	rr_AnnualReturn2010	11.08%
Annual Return 2011	rr_AnnualReturn2011	(1.77%)
Annual Return 2012	rr_AnnualReturn2012	12.00%
Annual Return 2013	rr_AnnualReturn2013	14.28%
Annual Return 2014	rr_AnnualReturn2014	7.04%
Annual Return 2015	rr_AnnualReturn2015	(0.49%)
Annual Return 2016	rr_AnnualReturn2016	4.41%
Annual Return 2017	rr_AnnualReturn2017	10.56%
Annual Return 2018	rr_AnnualReturn2018	(5.45%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.88%)
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Putnam RetirementReady 2025 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.78%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	6.38%
Putnam RetirementReady 2025 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Putnam RetirementReady 2025 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,910
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	966
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,910
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.55%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Putnam RetirementReady 2025 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	966
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,108
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Putnam RetirementReady 2025 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,559
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.71%)
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Putnam RetirementReady 2025 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 873
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(5.11%)	[5]
5 Years	rr_AverageAnnualReturnYear05	3.37%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.20%	[5]
Putnam RetirementReady 2025 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 980
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.23%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Putnam RetirementReady 2020 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2020 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 35%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2020 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 8.94% Best calendar quarter Q2 2009 15.31% Worst calendar quarter Q3 2011 −8.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam RetirementReady 2020 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam RetirementReady 2020 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam RetirementReady 2020 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,733
Annual Return 2009	rr_AnnualReturn2009	30.06%
Annual Return 2010	rr_AnnualReturn2010	9.49%
Annual Return 2011	rr_AnnualReturn2011	(0.75%)
Annual Return 2012	rr_AnnualReturn2012	10.07%
Annual Return 2013	rr_AnnualReturn2013	10.53%
Annual Return 2014	rr_AnnualReturn2014	6.07%
Annual Return 2015	rr_AnnualReturn2015	(0.57%)
Annual Return 2016	rr_AnnualReturn2016	3.38%
Annual Return 2017	rr_AnnualReturn2017	8.43%
Annual Return 2018	rr_AnnualReturn2018	(4.52%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.01%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Putnam RetirementReady 2020 Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.54%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Putnam RetirementReady 2020 Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Putnam RetirementReady 2020 Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	846
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,868
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	546
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	947
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,868
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.75%)
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Putnam RetirementReady 2020 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,067
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	546
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	947
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,067
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.08%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Putnam RetirementReady 2020 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,516
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.71%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Putnam RetirementReady 2020 Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 839
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(4.13%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.75%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.15%	[5]
Putnam RetirementReady 2020 Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 935
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Putnam Retirement Income Fund Lifestyle 1
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 37%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund’s approximate asset allocations as of September 30, 2019, which are not expected to change over time.

Underlying funds*

Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Government Money Market Fund	6.0%
Putnam Fixed Income Absolute Return Fund	30.0%
Putnam Multi-Asset Absolute Return Fund	30.0%
Equity**	10.2%
Fixed Income**	29.8%
Absolute Return**	60.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

		The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations, and the underlying funds in which it invests at any time. Putnam Investment Management, LLC (Putnam Management) rebalances the fund’s investments towards its target allocations on a quarterly basis. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile
		The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam RetirementReady Funds will be merged near the end of the target year of the Putnam RetirementReady Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 8.51% Best calendar quarter Q2 2009 14.77% Worst calendar quarter Q3 2011 −4.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

		The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam Retirement Income Fund Lifestyle 1 | Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Putnam Retirement Income Fund Lifestyle 1 | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Putnam Retirement Income Fund Lifestyle 1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,632
Annual Return 2009	rr_AnnualReturn2009	28.72%
Annual Return 2010	rr_AnnualReturn2010	5.26%
Annual Return 2011	rr_AnnualReturn2011	(0.39%)
Annual Return 2012	rr_AnnualReturn2012	7.08%
Annual Return 2013	rr_AnnualReturn2013	5.52%
Annual Return 2014	rr_AnnualReturn2014	4.42%
Annual Return 2015	rr_AnnualReturn2015	(0.58%)
Annual Return 2016	rr_AnnualReturn2016	2.52%
Annual Return 2017	rr_AnnualReturn2017	6.80%
Annual Return 2018	rr_AnnualReturn2018	(4.13%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.96%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Putnam Retirement Income Fund Lifestyle 1 | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.91%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	3.83%
Putnam Retirement Income Fund Lifestyle 1 | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Putnam Retirement Income Fund Lifestyle 1 | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,920
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	969
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,920
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Putnam Retirement Income Fund Lifestyle 1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	969
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,117
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.77%)
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Putnam Retirement Income Fund Lifestyle 1 | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,569
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Putnam Retirement Income Fund Lifestyle 1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(3.79%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.03%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[5]
Putnam Retirement Income Fund Lifestyle 1 | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 991
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	5.47%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/29. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.
[5]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[6]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/20. This obligation may be modified or discontinued only with approval of the Board of Trustees.